Commitments and Contingencies	12 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 10 – Commitments and contingencies

Office lease commitments

The Company has entered into five lease agreements for office space and two corporate apartments with the latest expiring date of August 2, 2024. The Company’s commitment for lease payments under the operating leases as of June 30, 2021 and for the next five years are as follow:

Year ending June 30,	Office leases
2022	$455,466
2023	483,015
2024	320,942
2025	21,947
Total payments	$1,281,370

Rent expense for the years ended June 30, 2021, 2020 and 2019 was $167,239, $151,538 and $49,231, respectively.

Other commitment

On September 27, 2021, the Company had entered into a contract for renovation of the new office and had commitments for capital expenditure amounted to approximately HK$3.14 million ($0.40 million).

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.